INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES (Tables)	9 Months Ended
Sep. 30, 2013
Investments In Consumer Loan Equity Method Investees Tables
Schedule of investments in consumer loan equity method investees

The following tables summarize the investment in the Consumer Loan Companies held by New Residential at September 30, 2013:

September 30, 2013
Consumer Loan Assets	$2,692,642
Other Assets	90,103
Debt (A)	(2,137,531)
Other Liabilities	(3,554)

Equity	$641,660

New Residential’s investment	$192,498

New Residential’s ownership	30.0%

(A)	Represents the Class A asset-backed notes with a face amount of $1.8 billion, an interest rate of 3.75% and a maturity of April 2021 and the Class B asset-backed notes with a face amount of $372.0 million, an interest rate of 4% and a maturity of December 2024. Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the Class A notes. When the balance of the outstanding Class A notes is reduced to 50% of the outstanding UPB of the performing consumer loans, 70% of the net cash flow generated is required to be used to pay down the Class A notes and the equity holders of the Consumer Loan Companies and holders of the Class B notes will each be entitled to receive 15% of the net cash flow of the Consumer Loan Companies on a periodic basis.

Nine Months Ended September 30, 2013
Interest income	$325,822
Interest expense	(47,010)
Provision for finance receivable losses	(31,122)
Other expenses	(46,713)

Net income	$200,977

New Residential’s equity in net income	$60,293

Schedule of consumer loan investments made through equity method investees

The following is a summary of New Residential’s consumer loan investments made through equity method investees:

	September 30, 2013
	Unpaid Principal Balance	Interest in Consumer Loan Companies	Carrying Value (A)	Weighted Average Coupon (B)	Weighted Average Asset Yield	Weighted Average Expected Life (Years) (C)
Consumer Loans	$3,490,345	30.0%	$2,692,642	18.3%	15.5%	3.6

(A)	Represents the carrying value of the consumer loans held by the Consumer Loan Companies.
(B)	Substantially all of the cash flow received on the loans is required to be used to make payments on the notes described above.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.

Schedule of change in investments in consumer loan equity method investees

New Residential’s investments in consumer loans, equity method investees changed during the nine months ended September 30, 2013 as follows:

For the Nine Months Ended September 30, 2013
Balance at December 31, 2012	$—
Contributions to equity method investees	245,421
Distributions of earnings from equity method investees	(60,293)
Distributions of capital from equity method investees	(52,923)
Earnings from investments in consumer loan equity method investees	60,293

Balance at September 30, 2013	$192,498